Parent-Only Financial Statements, Statement of Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income
Total income		$ 88,389
Interest expense
Short-term borrowings		758	$ 330	$ 64
Long-term debt		5,157	3,830	2,592
Other		424	354	357
Noninterest expense		58,484	52,377	49,974
Income before income tax benefit and equity in undistributed income of subsidiaries		27,377	32,120	33,641
Income tax benefit		4,917	10,075	10,365
Wells Fargo net income		22,183	21,938	22,894
Parent Company [Member]
Income
Dividends from subsidiaries	[1]	20,746	12,776	14,346
Interest income from subsidiaries		1,984	1,615	907
Other interest income		146	155	199
Other income		1,238	177	576
Total income		24,114	14,723	16,028
Interest expense
Indebtedness to nonbank subsidiaries		189	387	325
Short-term borrowings		0	0	1
Long-term debt		3,595	2,619	1,784
Other		5	19	4
Noninterest expense		1,888	1,300	932
Total expense		5,677	4,325	3,046
Income before income tax benefit and equity in undistributed income of subsidiaries		18,437	10,398	12,982
Income tax benefit		(319)	(1,152)	(870)
Equity in undistributed income of subsidiaries		3,427	10,388	9,042
Wells Fargo net income		22,183	21,938	22,894
Parent Company [Member] | Bank [Member]
Income
Dividends from subsidiaries		$ 17,900	$ 12,500	$ 13,800

[1]	(1) Includes dividends paid from indirect bank subsidiaries of $17.9 billion, $12.5 billion and $13.8 billion in 2017, 2016 and 2015, respectively.